Provisions	12 Months Ended
Dec. 31, 2017
Provisions
Provisions

21. Provisions

	At December 31,
	2017	2016
	€m	€m
Current	58	69
Non-current	37	57
	95	126

		Other	Total
	Restructuring	provisions	provisions
	€m	€m	€m
At January 1, 2016	18	78	96
Acquisitions (Note 24)	—	38	38
Provided	25	29	54
Released	(11)	(15)	(26)
Paid	(10)	(28)	(38)
Exchange	—	2	2
At December 31, 2016	22	104	126
Provided	11	23	34
Released	(2)	(28)	(30)
Paid	(9)	(19)	(28)
Exchange	(1)	(6)	(7)
At December 31, 2017	21	74	95

The restructuring provision relates to redundancy and other restructuring costs. Other provisions relate to probable environmental claims, customer quality claims, workers’ compensation provisions in Glass Packaging North America, and onerous leases.

The provisions classified as current are expected to be paid in the next twelve months. The majority of the restructuring provision is expected to be paid in 2018. The remaining balance contains longer term provisions for which the timing of the related payments is subject to uncertainty.